Business combinations during the period. - Price allocations (Details) - EUR (€) € in Thousands		12 Months Ended
	Jun. 21, 2022	Dec. 31, 2023	Dec. 31, 2022
Business combinations during the period
Exchange differences on goodwill	€ (80)	€ (256)
Goodwill on 12/31/2022	69,800	69,557	€ 69,813
Net cash outflow arising on acquisition (2022)
Cash out from acquisition of subsidiaries, net of cash acquired	115,270	7,000	115,270
Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2022)	28,164		28,164
Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2023) - Payment of deferred consideration		7,000
Cell Point Acquisition
Business combinations during the period
Intangible assets other than goodwill	120,517
Property, plant and equipment	1,289
Other non-current assets	81
Trade and other receivables	162
Cash and cash equivalents	3,179
Other current assets	1,254
Deferred tax liabilities	(22,368)
Trade and other liabilities	(32,789)
Net assets acquired	71,325
Consideration paid in cash	107,750
Deferred consideration	5,808
Fair value of contingent consideration	20,211
Fair value of total consideration	133,769
Goodwill on 6/21/2022.	62,444
Goodwill on 12/31/2022		62,400	62,444
Net cash outflow arising on acquisition (2022)
Consideration paid in cash	107,750
Less: cash and cash equivalents balances acquired	3,179
Cash out from acquisition of subsidiaries, net of cash acquired	104,571
Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2022)	28,164
Cash used in operating activities for other liabilities related to the acquisition of subsidiaries (2023) - Payment of deferred consideration		7,000
Cell Point Acquisition | Book value
Business combinations during the period
Property, plant and equipment	1,289
Other non-current assets	81
Trade and other receivables	162
Cash and cash equivalents	3,179
Other current assets	1,254
Trade and other liabilities	(32,789)
Net assets acquired	(26,824)
Net cash outflow arising on acquisition (2022)
Less: cash and cash equivalents balances acquired	3,179
Cell Point Acquisition | Adjustment
Business combinations during the period
Intangible assets other than goodwill	120,517
Deferred tax liabilities	(22,368)
Net assets acquired	98,149
AboundBio
Business combinations during the period
Intangible assets other than goodwill	4,053
Property, plant and equipment	965
Other non-current assets	4
Cash and cash equivalents	4,279
Other current assets	536
Deferred tax liabilities	(907)
Trade and other liabilities	(587)
Current deferred income	(474)
Net assets acquired	7,869
Consideration paid in cash	14,976
Fair value re-measurement of previously held equity investment	342
Fair value of total consideration	15,318
Goodwill on 6/21/2022.	7,449
Exchange differences on goodwill	(80)
Goodwill on 12/31/2022		€ 7,100	€ 7,369
Net cash outflow arising on acquisition (2022)
Consideration paid in cash	14,976
Less: cash and cash equivalents balances acquired	4,279
Cash out from acquisition of subsidiaries, net of cash acquired	10,698
AboundBio | Book value
Business combinations during the period
Property, plant and equipment	965
Other non-current assets	4
Cash and cash equivalents	4,279
Other current assets	536
Trade and other liabilities	(587)
Current deferred income	(474)
Net assets acquired	4,723
Net cash outflow arising on acquisition (2022)
Less: cash and cash equivalents balances acquired	4,279
AboundBio | Adjustment
Business combinations during the period
Intangible assets other than goodwill	4,053
Deferred tax liabilities	(907)
Net assets acquired	€ 3,146